Annual Total Returns[BarChart] - ProShares Ultra Dow 30 - None	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total	25.02%	10.71%	18.20%	63.81%	17.94%	(3.27%)	31.31%	59.38%	(13.34%)	48.39%